Share based payment reserve (Tables)	9 Months Ended
May 31, 2022
Schedule of reserve for share based payments
Period/year ended	May 31, 2022	August 31, 2021
Balance at beginning of period/year	$5,680	$2,748
Share based compensation – expense (Note 17)	2,104	2,933
Transfer of reserve on exercise of options and other share-based awards	(1,762)	(1)
Balance at end of period/year	$6,022	$5,680

Schedule of continuity of outstanding stock options
	Number of stock options	Weighted average exercise price per share
Balance – August 31, 2020	7,352,000	CAD $0.41
Options exercised	(1,000)	CAD $0.40
Balance – August 31, 2021	7,351,000	CAD $0.41
Options exercised	(450,000)	CAD $0.42
Options expired	(1,565,000)	CAD $0.41
Balance – May 31, 2022	5,336,000	CAD $0.41

Schedule of Options to purchase common shares carry exercise prices and terms to maturity
				Remaining
Exercise price (1)	Number of options		Expiry	contractual
Outstanding $	Outstanding	Exercisable	Date	life (years) (1)
CAD $0.40	2,454,000	2,454,000	October 11, 2026	4.4
CAD $0.43	2,782,000	2,782,000	September 29, 2026	4.3
CAD $0.35	100,000	100,000	January 2, 2027	4.6
CAD $0.41	5,336,000	5,336,000		4.4

(1)	Total represents weighted average.